Goodwill and Other Intangible Assets - Future estimated amortization expense on specifically identifiable intangibles (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Other Intangible Assets
2019		$ 515
2020		441
2021		441
2022		441
2023		441
Thereafter		857
Net Carrying Amount	$ 0	$ 3,136